SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Long-Term Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Long-term tax accrual	$ 4,274	$ 4,640
Long-term deferred taxes		2,713
Deferred revenue	76	476
Other	527	4,506
Other long-term liabilities	$ 4,877	$ 12,335